Commitments - Summary of the commitments outstanding (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments
Contracted for purchase of inventories	¥ 39,795	¥ 62,296
Contracted for purchase of services	216,807	216,807
Contracted for capital investment	20,520
Total	277,122	279,103
Vehicle purchase agreement | Yutong affiliates
Commitments
Contracted for purchase of inventories	100,300
Consideration has been paid yet	69,000
Vehicle purchase agreement two
Commitments
Contracted for purchase of inventories	32,700	32,700
Consideration has been paid yet	24,300
Research and development service agreement
Commitments
Contracted for purchase of services	216,800	¥ 216,800
Consideration has been paid yet	¥ 0